UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03904

The Value Line Tax Exempt Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: February 28

Date of reporting period: November 30, 2009

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 11/30/09 is included with this Form.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)	November 30, 2009

Principal		Rating
Amount		(unaudited)		Value

LONG-TERM MUNICIPAL SECURITIES (94.7%)

	ARIZONA (2.4%)
$2,000,000	Mesa Utility Systems, Revenue Bonds, 4.88%, 7/1/32	Aa3		$2,020,180
	ARKANSAS (1.3%)
	Arkansas State Development Financing Authority, Economic Development Revenue
	Bonds, Ser. B, ADFA/ADED Guaranteed:
300,000	4.25%, 3/1/15	A	*	305,595
500,000	4.30%, 3/1/16	A	*	505,590
275,000	4.35%, 3/1/17	A	*	275,830
				1,087,015
	CALIFORNIA (8.3%)
500,000	Dry Creek California Joint Elementary School District, General Obligation Unlimited,
	Capital Appreciation Election 2008, FSA Insured, 0.00%, 8/1/30 (1)	Aa3		142,735
635,000	Folsom Cordova California Unified School District, School Facilities Improvement
	District No. 3, General Obligation Unlimited, Capital Appreciation, Election of 2007,
	Ser. A, MBIA Insured, 0.00%, 10/1/21 (1)	A3		321,018
230,000	Inglewood Unified School District, School Facilities Financing Authority, Revenue
	Bonds, FSA Insured, 5.25%, 10/15/21	Aa3		250,773
485,000	Long Beach California HBR Revenue Refunding Bonds, AMT, Ser. A, MBIA-IL-RE
	Insured, 5.00%, 5/15/21	Aa2		484,069
2,200,000	Los Angeles Unified School District, General Obligation Unlimited, Ser. A-1, NATL-RE
	Insured, 4.50%, 1/1/28	Aa3		2,074,974
	Moorpark California Unified School District, General Obligation Unlimited, 2008
	Election, Ser. A, Assured GTY Insured:
2,800,000	0.00%, 8/1/31 (1)	Aa3		695,744
3,055,000	0.00%, 8/1/33 (1)	Aa3		658,444
5,135,000	Norwalk-La Mirada California Unified School District, General Obligation Unlimited,
	Capital Appreciation, Ser. B, FSA-CR FGIC Insured, 0.00%, 8/1/29 (1)	Aa3		1,506,147
855,000	Santa Clara County California Financing Authority Lease Revenue, Multiple Facilities
	Projects, Revenue Bonds, Ser. K, AMBAC Insured, 5.00%, 5/15/25	Aa3		902,316
				7,036,220
	FLORIDA (2.3%)
685,000	Cape Coral Florida Utility Improvement Assessment, Southwest 4 Area, MBIA Insured,
	4.50%, 7/1/18	Baa1		698,207
415,000	Hillsborough County School Board Certificates of Participation, Master Lease Program,
	MBIA Insured, 5.00%, 7/1/22	Aa3		436,223
350,000	Miami-Dade County Florida Aviation Revenue Refunding Bonds, Miami International
	Airport, MBIA-RE FGIC Insured, 5.75%, 10/1/17	A2		367,322
465,000	Polk County Florida Public Facilities, Revenue Bonds, MBIA Insured, 5.00%, 12/1/21	A2		485,985
				1,987,737
	ILLINOIS (10.0%)
1,000,000	Chicago Illinois General Obligation Unlimited, Project & Refunding, Ser. A, FSA
	Insured, 5.00%, 1/1/22	Aa3		1,054,620
2,660,000	Chicago Illinois Transit Authority, Federal Transit Administration Section 5309,
	Revenue Bonds, Ser. A, 5.00%, 6/1/22	Aa3		2,873,013
1,000,000	Illinois Finance Authority Revenue Refunding Bonds, Shedd Aquarium Society,
	AMBAC Insured, 5.25%, 7/1/23	A1		1,032,650
3,215,000	Northern Illinois Municipal Power Agency, Power Project Revenue Refunding Bonds,
	Prairie State Project, Ser. A, MBIA Insured, 5.00%, 1/1/20	A2		3,462,748
				8,423,031

1

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal		Rating
Amount		(unaudited)	Value

	INDIANA (5.3%)
$2,005,000	Brownsburg Indiana 1999 School Building Corporation, Revenue Refunding Bonds,
	First Mortgage, Ser. B, FSA State Aid Withholding Insured, 5.00%, 7/15/24	AAA *	$2,095,666
1,605,000	Columbus Indiana Renovation School Building Corporation First Mortgage, Revenue
	Bonds, MBIA Insured, 5.00%, 7/15/21	Baa1	1,706,918
	Franklin Township Indiana School Building Corporation, Marion County First Mortgage,
	Revenue Bonds, MBIA Insured:
210,000	5.00%, 7/15/22	Baa1	219,110
440,000	5.00%, 7/15/23	Baa1	457,450
			4,479,144
	MASSACHUSETTS (4.2%)
3,000,000	Massachusetts Bay Transportation Authority, Revenue Bonds, Ser. B, NATL-RE
	Insured, 5.50%, 7/1/29	Aa2	3,548,190
	MICHIGAN (2.7%)
2,135,000	Detroit Michigan Sewage Disposal Revenue Refunding Bonds, Senior Lien, Ser. A,
	AGC-ICC MBIA Insured, 5.25%, 7/1/22	Aa3	2,177,700
65,000	State Building Authority, State Police Commission System, Revenue Bonds, MBIA
	Insured, 4.65%, 10/1/19	A2	67,379
			2,245,079
	MISSISSIPPI (2.5%)
2,120,000	Mississippi Hospital Equipment & Facilities Authority Revenue Bonds, Forest County
	General Hospital, 5.25%, 1/1/28	A2e	2,073,890
	MISSOURI (1.2%)
1,000,000	Bi-State Development Agency Missouri Illinois Metropolitan District Mass Transaction
	Sales Tax, Revenue Bonds, Remk-Metrolink Cross Country Project, FSA Insured,
	5.00%, 10/1/21	Aa3	1,041,650
	NEVADA (3.8%)
1,820,000	Clark County Nevada Airport Revenue Refunding Bonds, Jet Aviation Fuel Tax, Ser. C,
	AMBAC Insured, 5.38%, 7/1/16	A1	1,883,700
1,300,000	Clark County Nevada Improvement District, Special Location Improvement District No.
	112, 5.00%, 8/1/34	Aa1	1,296,256
			3,179,956
	NEW YORK (1.9%)
130,000	New York New York, General Obligation Unlimited, Subser. F-1, 5.00%, 9/1/16	Aa3	144,342
1,525,000	New York State Dormitory Authority, Revenue Bonds, University of Rochester, Ser. A-
	2, MBIA-IBC Insured, 0.00%, 7/1/39 (2)	A2	1,425,905
			1,570,247
	NEW YORK CITY (3.8%)
3,000,000	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds,
	Ser. DD, 4.75%, 6/15/36	Aa3	2,959,830
250,000	Trust for Cultural Resources Revenue Refunding Bonds, Museum of Modern Art - 1A,
	5.00%, 4/1/28	Aa2	268,250
			3,228,080

2

The Value Line Tax Exempt Fund, Inc.

November 30, 2009

Principal		Rating
Amount		(unaudited)		Value

	NORTH DAKOTA (1.1%)
$905,000	Grand Forks North Dakota Health Care Systems Revenue Bonds, MBIA Insured, 5.63%,
	8/15/27	Baa1		$893,434
	OHIO (3.0%)
2,500,000	Cleveland Ohio Airport System Revenue Refunding Bonds, Ser. C, Assured GTY
	Insured, 5.00%, 1/1/22	Aa3		2,575,350
	PENNSYLVANIA (10.1%)
3,000,000	Pennsylvania Economic Development Financing Authority Water Facilities Revenue
	Refunding Bonds, Aqua Pennslyvania, Inc., Ser. A, 5.00%, 10/1/39	AA-	*	2,973,600
12,235,000	Pennsylvania State Turnpike Commission Oil, Revenue Bonds, Capital Appreaction, Ser.
	C, 0.00%, 12/1/37 (1)	A1		2,563,477
3,000,000	Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Ser. B, 5.25%,
	6/1/39	A2		2,977,740
				8,514,817
	PUERTO RICO (1.4%)
1,320,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds,
	Ser.L, NATL-RE Insured, 5.25%, 7/1/35	Baa1		1,212,235
	TEXAS (28.9%)
2,575,000	Arlington Texas, Speacial Tax, 5.00%, 8/15/28	A2		2,607,033
1,100,000	Dallas Texas Civic Center, Revenue Bonds, Refunding & Improvement, Assured GTY
	Insured, 5.00%, 8/15/17	Aa3		1,217,150
	Fort Worth Texas, General Obligation Ltd., Certificates Obligation-Parking:
1,035,000	5.25%, 3/1/26	Aa2		1,108,951
250,000	5.25%, 3/1/27	Aa2		266,573
650,000	5.25%, 3/1/28	Aa2		690,163
2,720,000	Frisco Texas Independent School District, General Obligation Unlimited, School
	Building, 4.50%, 8/15/40	Aaa		2,627,574
	Harris County Texas, Revenue Bonds, Senior Lien-Toll Road, Ser. A:
945,000	5.00%, 8/15/27	Aa3		1,011,717
1,670,000	5.00%, 8/15/32	Aa3		1,723,039
2,800,000	Hays Texas Consolidated Independent School District, General Obligation Unlimited,
	4.50%, 8/15/32	AAA		2,772,308
	Laredo Texas Independent School District Public Facility Corp., Lease Revenue Bonds,
	AMBAC Insured:
280,000	Ser. A, 5.00%, 8/1/16	A-	*	288,453
120,000	Ser. A, 5.00%, 8/1/18	A-	*	122,687
475,000	Ser. B, 5.00%, 8/1/21	A-	*	481,446
500,000	Ser. C, 5.00%, 8/1/15	A-	*	517,570
20,000,000	Leander Texas Independent School District, General Obligation Unlimited, Capital
	Appreciation, Refunding & School Building, PSF-GTD Insured, 0.00%, 8/15/41 (1)	AAA	*	3,157,000
2,400,000	Southmost Junior College District Texas, General Obligation Unlimited, MBIA-IL-RE
	Insured, 5.00%, 2/15/25	Baa1		2,482,032
	Upper Trinity Regional Water District, Revenue Refunding Bond, AMBAC Insured:
2,015,000	5.25%, 8/1/21	A3		2,129,271
1,105,000	5.25%, 8/1/22	A3		1,162,416
				24,365,383

3

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal		Rating
Amount		(unaudited)	Value

	VIRGINIA (0.5%)
$410,000	Tobacco Settlement Financing Corporation, Revenue Bonds, Asset-Backed, 5.25%,
	6/1/19	Aaa	$429,573
	TOTAL MUNICIPAL SECURITIES (3) (94.7%)
	(Cost $78,778,236)		79,911,211
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (5.3%)		4,489,297
	NET ASSETS (4) (100.0%)		$84,400,508
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING
	SHARE ($84,400,508 ÷ 8,815,020 shares outstanding)		$9.57

*	Rated by Moody’s Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor’s.
(1)	Zero coupon bond.
(2)	Convertible capital appreciation bond. Zero coupon rate shown as of November 30, 2009. and will convert to a coupon at a future date.
(3)	Values determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(4)
For federal income tax purposes, the aggregate cost was $78,778,236, aggregate gross unrealized appreciation was $1,997,053, aggregate gross unrealized depreciation was $864,078 and the net unrealized appreciation was $1,132,975.

4

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards ("SFAS") No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Long-Term Municipal Securities	0	79,911,211.40	0	79,911,211.40

Total Investments in Securities	$0	$79,911,211.40	$0	$79,911,211.40

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	January 25, 2010